Intangible Assets - Main Hypotheses Used In The Calculations Of The Value In Use (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Carrying amount of goodwill routes and trademarks with indefinite life	$ 335,435	$ 335,435
Duration of planning period	5 years	5 years
Revenue growth p.a. after planning period	4.30%	4.20%
Operating Income after planning period	10.00%	8.13%
Capital expenditures after planning period	6.43%	8.00%
Business Enterprise Value	$ 9,269,446	$ 3,176,243
Discount rate	8.72%	11.70%
Bottom of Range [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Revenue growth p.a. over planning period	2.30%	(0.60%)
Operating income over planning period	5.20%	(3.00%)
Capital expenditures over planning period	(0.20%)	2.00%
Top of Range [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Revenue growth p.a. over planning period	5.00%	9.60%
Operating income over planning period	8.80%	17.70%
Capital expenditures over planning period	12.69%	17.00%